RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

RELATED PARTY TRANSACTIONS:

Included in accounts payable and accrued liabilities are amounts owed to directors or officers or companies controlled by them. As at July 31, 2014, the amount was $182,076 (April 30, 2014 – $177,611). All amounts are non-interest bearing, unsecured, and due on demand.

The promissory notes received from a company controlled by a director (Notes 4 and 10) are related party transactions.

RELATED PARTY TRANSACTIONS:

During the year ended April 30, 2014, management and consulting fees of $56,383 (2013 – $59,666) were charged by directors or officers or companies controlled by them. A further $158,000 (2013 – $150,000) in consulting fees were charged by directors and are included with mineral property exploration costs.

During the year ended April 30, 2014, the Company settled $201,414 of interest payable on the Promissory Notes owed to a company controlled by a Director by issuing 1,001,112 common shares at the fair value of $266,743 (Note 6).

Included in accounts payable and accrued liabilities are amounts owed to directors or officers or companies controlled by them. As at April 30, 2014, the amount was $177,611 (2013 – $205,200). All amounts are non-interest bearing, unsecured, and due on demand.

The promissory notes received from a company controlled by a director during the years ended April 30, 2014 and 2013 (Note 6) are related party transactions.

On February 13, 2013, the Company settled accounts payable and accrued liabilities due to the former Chief Executive Officer by making a cash payment of $30,000, issuing 1,188,314 common shares at the fair value of $93,221 and agreeing to pay $30,000 in six monthly payments beginning October 1, 2013 (paid).